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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                 October 3, 2007
VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   The Charles Schwab Family of Funds
      File Nos. 33-31894 and 811-5954
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectus and Statement of Additional Information, dated October 1, 2007, for the Schwab California AMT Tax-Free Money Fund do not differ from those filed in the most recent Post-Effective Amendment No.67, which was filed electronically.


Sincerely,

/s/ Jody Stuart
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Jody Stuart
Corporate Counsel
Charles Schwab Investment Management, Inc.